Share Capital and Other Components of Equity - Summary of Number of Common Shares Issued (Details) - Common Shares - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Balance, beginning of year	84,408,437	84,441,733
Repurchase and cancellation of own shares	(2,481,295)	(545,305)
Stock options exercised	223,890	512,009
Balance, end of year	82,151,032	84,408,437